BANK OVERDRAFT	12 Months Ended
Sep. 30, 2024
Bank Overdraft
BANK OVERDRAFT

8. BANK OVERDRAFT

The Company has the use of a bank overdraft facility during the year ended September 30, 2024. The bank overdraft limit is $1,153,846 (HK$9,000,000), and interest is charged at HIBOR or BLR% per annum whichever is higher.

As of September 30, 2023 and 2024, US$934,918 and US$591,207 respectively were drawn down under the facility. During the years ended September 30, 2022, 2023 and 2024, interest expense related to the bank overdraft was Nil, US$11,778 and US$25,237 respectively.